SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended		12 Months Ended
	May 31, 2018	Apr. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Year end RMB: US$ exchange rate			6.8785		6.5342	6.9370
Average yearly RMB: US$ exchange rate			6.6200	6.6200	6.7518	6.6401
Research and development costs			$ 3,345,097		$ 4,269,512	$ 3,869,277
Retirement benefits, contributions by company			164,495		173,637	160,656
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested			$ 68,673,561
VAT rate			16.00%	16.00%
Accumulated statutory reserves			$ 1,092,559		549,232	491,649
DPS compensation maximum				$ 500,000
Accounts receivable, allowance for doubtful accounts			939,535		868,973
Advance to suppliers			69,986,656		71,280,903
Advance to suppliers, aging within 60 days			36,913,322
Advance to suppliers, aging within 60-90 days			25,541,361
Advance to suppliers, aging over 90 days			7,531,973
Customer deposits			283,869		316,394
Inventory Adjustments			$ 121,370		127,766
General Reserve Contribution Limit On Capital			General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital	General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital
Restricted Cash			$ 4,070,655		7,192,928
Net Cash Provided by (Used in) Financing Activities			(700,151)		(3,808,613)	(9,609,772)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect			6,846,858		(6,866,186)	5,901,536
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			7,515,076		8,143,153	6,920,873			$ 9,592,720
Related Party Customer Deposits Current			4,800,384		0
Asset Impairment Charges			$ 0		0	0
Beginning Period [Member]
Property, Plant and Equipment [Line Items]
Restricted Cash							$ 6,703,242	$ 8,780,443
Ending Period [Member]
Property, Plant and Equipment [Line Items]
Restricted Cash					7,192,928	6,703,242
financing activities [Member]
Property, Plant and Equipment [Line Items]
Restricted Cash					489,686	2,077,201
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Net Cash Provided by (Used in) Financing Activities					4,298,299	7,532,571
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect					7,355,872
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents						7,978,737
Previously Reported [Member] | Beginning Period [Member]
Property, Plant and Equipment [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					217,631	812,277
Previously Reported [Member] | Ending Period [Member]
Property, Plant and Equipment [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					950,225	217,631
Restatement Adjustment [Member]
Property, Plant and Equipment [Line Items]
Net Cash Provided by (Used in) Financing Activities					3,808,613	9,609,772
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect					6,866,186
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					5,901,536
Restatement Adjustment [Member] | Beginning Period [Member]
Property, Plant and Equipment [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					6,920,873	9,592,720
Restatement Adjustment [Member] | Ending Period [Member]
Property, Plant and Equipment [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents					$ 8,143,153	$ 6,920,873
Minimum [Member]
Property, Plant and Equipment [Line Items]
VAT rate		17.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
VAT rate	16.00%
Plant, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Plant, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			20 years	20 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			10 years	10 years